Commitments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments (Details) [Line Items]
Underwriting discount per share (in Dollars per share)	$ 0.2	$ 0.2
Other underwriting expenses	$ 4,025,000	$ 4,025,000
Underwriting agreement description	In addition, the underwriters are entitled to a deferred fee of (i) $0.35 per Unit of the gross proceeds of the initial 20,125,000 Units sold in the Initial Public Offering, or $7,043,750.	In addition, the underwriters are entitled to a deferred fee of (i) $0.35 per Unit of the gross proceeds of the initial 20,125,000 Units sold in the Initial Public Offering, or $7,043,750.
Cash or cash equivalents	$ 10,000,000
Shares of common stock (in Shares)	1,000,000
Class A Common Stock [Member]
Commitments (Details) [Line Items]
Shares of common stock	$ 40,000,000